Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jul. 31, 2018 USD ($)	Sep. 25, 2017
Loan Borrowed			¥ 50,000
Interest Rate						8.00%
Loan One [Member] | China Merchant Bank Co., Ltd [Member]
Lender name		China Merchant Bank Co., Ltd
Loan Term		1 year
Loan Borrowed		¥ 80,000
Interest Rate		4.20%			4.20%
Collateral Value		¥ 92,653			$ 13,500
Percentage of interest bearing on deposit		3.26%			3.26%
Loan Two [Member] | China Merchant Bank Co., Ltd [Member]
Lender name	China Merchant Bank Co., Ltd
Loan Term	1 year
Loan Borrowed	¥ 50,000
Interest Rate	4.15%			4.15%
Collateral Value	¥ 55,810			$ 8,000
Percentage of interest bearing on deposit	2.63%			2.63%
Debt instrument, maturity	The borrowing was fully repaid in June 2020.